Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	FAIR VALUE MEASUREMENTS
Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures, provides a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, as follows: Level 1, which refers to securities valued using unadjusted quoted prices from active markets for identical assets; Level 2, which refers to securities not traded on an active market but for which observable market inputs are readily available; and Level 3, which refers to securities valued based on significant unobservable inputs. Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.
Fair value calculations may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 (dollar amounts in millions).

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Total
Common stock — LP	$32.6	$—	$32.6
Mutual funds	135.5	—	135.5
Collective trust funds	—	375.6	375.6
Total investments, at fair value	$168.1	$375.6	$543.6
Stable value fund*	—	—	35.3
Total investments	$168.1	$375.6	$579.0

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2024 (dollar amounts in millions).

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Total
Common stock — LP	$45.6	$—	$45.6
Mutual funds	137.3	—	137.3
Collective trust funds	—	326.8	326.8
Total investments, at fair value	$182.9	$326.8	$509.8
Stable value fund*	—	—	34.6
Total investments	$182.9	$326.8	$544.3
*The Stable Value Fund is measured at fair value in the tables above using the NAV per share (or its equivalent) practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy table to the amounts presented in the Statements of Net Assets Available for Benefits.